January 15, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attn:	John Stickel
John Dana Brown

Re:	Blue Hat Interactive Entertainment Technology
Draft Registration Statement on Form F-1
Submitted November 19, 2018
CIK No: 0001759136

Ladies and Gentlemen:

Blue Hat Interactive Entertainment Technology (the “Company”), hereby provides the following information in response to the comments received from the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) in its letter to the Company dated December 14, 2018 (the “Comment Letter”). The Company’s responses are preceded by a reproduction of the corresponding Staff comments in bold as set forth in the Comment Letter.

If the Staff would like hard copies of the Draft Registration Statement on Form F-1 (the “Registration Statement”) as confidentially submitted to the Commission on the date hereof, marked against the Draft Registration Statement on Form F-1 as confidentially submitted to the Commission on November 19, 2018, please so advise and we would be happy to provide such copies. All page number references contained in the Company’s responses below correspond to the page numbers in the Registration Statement. Any capitalized terms used herein but not defined herein shall have the meanings given to them in the Registration Statement.

Form F-1 DRS

General

1.	Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Company Response: The Company acknowledges the Staff’s comment and respectfully submits that it will supplementally provide the Staff with copies of all written communications, as defined in Rule 405 under the Securities Act of 1933, as amended, that the Company, or anyone authorized to do so on the Company’s behalf, presents to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended, whether or not they retain copies of the communications.

2.	Please provide us with copies of any additional graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus. Please keep in mind, in scheduling printing and distributing of the preliminary prospectus, that we may have comments after reviewing the materials.

Company Response: The Company acknowledges the Staff’s comment and respectfully submits that the Registration Statement includes the graphics, maps, photographs, and related captions and other artwork, including logos, that the Company presently intends to use in the prospectus.

There can be no assurance that we will not be a passive foreign investment company, page 36

3.	Please reconcile your disclosure here that you "do not presently expect to be a PFIC for the current taxable year or the foreseeable future" with your disclosure on page 104 that "we expect to be a PFIC for our current taxable year" and "believe that we likely will be a PFIC under the PFIC income test in future taxable years as well."

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 104 of the Registration Statement accordingly.

The Company respectfully submits that it does not presently expect to be a PFIC for the current taxable year or the foreseeable future. However, no assurance can be given in this regard because the determination of whether the Company is or will become a PFIC is a fact-intensive inquiry made on an annual basis that depends, in part, upon the composition of the Company’s income and assets.

Contractual Arrangements, page 46

4.	Please revise your discussion of the Exclusive Business Cooperation Agreement to further describe the adjustment of the service fee paid to Blue Hat WFOE. Explain under what conditions it may be adjusted and by which party.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 9, 47 and F-10 of the Registration Statement accordingly.

The Company respectfully submits that pursuant to the Exclusive Business Cooperation Agreement between Blue Hat WFOE and Blue Hat Fujian, Blue Hat WFOE has the unilateral right to adjust the service fee at any time based on the actual scope of services rendered by Blue Hat WFOE and the operational needs and expanding demands of Blue Hat Fujian. Blue Hat Fujian has no right to adjust the service fee.

The Company believes that such conditions under which the service fee may be adjusted will be primarily based on the needs of Blue Hat Fujian to operate and develop its business in the AR market. For example, if Blue Hat Fujian needs to expand its business, increase research input or consummate mergers or acquisitions in the future, Blue Hat WFOE has the right to decrease the amount of the service fee, which would allow Blue Hat Fujian to have additional capital to operate and develop its business in the AR market.

Our Strategy, page 75

5.	We note your disclosure here that you intend to open or franchise 50 to 100 additional stores in 2019 to increase your physical presence in China and over the next 3 years you plan to open or franchise approximately 500 science and experience stores across China. Please discuss the material steps and costs involved with such endeavors, and disclose the challenges and risks involved with this expansion strategy. In describing these trends in your liquidity and capital resources discussion, disclose the estimated amounts of capital that will be required, to the extent known.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 17, 59 and 76 of the Registration Statement accordingly.

The Company respectfully submits that the anticipated material steps involved in the Company’s physical expansion strategy include, among other things, location selection, staff recruitment, purchase of equipment, execution of leases, and conducting renovations. In terms of the anticipated material costs involved in such expansion, the Company currently expects to invest approximately RMB 300,000 ($43,680) per store in such endeavors, consisting of approximately RMB 100,000 ($14,560) for equipment, approximately RMB 50,000 ($7,280) to RMB 80,000 ($11,648) for renovations, and approximately RMB 120,000 ($17,472) to RMB 150,000 ($21,840) for rental expenses.

In the process of such expansion, the Company will inevitably face challenges, including discovering suitable locations, hiring knowledgeable staff and potentially facing increased competition from competitors. The Company believes that its competitive advantages in the AR market, including the Company’s proprietary technology and product lines, as well as effective control of key components of its business, such as research and development and sales, will assist in potentially overcoming challenges that the Company may face.

The successful expansion through physical experience stores depends on several factors, many of which are outside of the Company’s control, including effective control of management and operations, reasonable rent levels, appropriate labor costs, and adequate financial support. The Company recognizes that these risks exist and understands that the implementation of the expansion plan could be put on hold or cease altogether if any such risks are realized. In order to potentially mitigate such challenges, the Company has organized a devoted marketing team to conduct a due diligence study of each physical experience store, including location selection, staff recruitment and other details. Throughout the process, the Company intends to accumulate and study such experiences of opening or franchising stores in order to work towards achievement of the Company’s goal to have opened or franchised over 100 physical experience stores across China by 2021.

***

If you have any questions or comments concerning these responses, please do not hesitate to contact me by telephone at 86-59-2228-0081 or by e-mail at sean@bluehatgroup.net or the Company’s counsel by telephone at 305-539-3306 or by email at clayton.parker@klgates.com.

Sincerely,

/s/ Xiaodong Chen
Xiaodong Chen, Chief Executive Officer and Director

cc:

Clayton E. Parker, K&L Gates LLP

Louis Taubman, Hunter Taubman Fischer & Li LLC

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